CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Assets
Cash and due from banks	$ 1,958,034	$ 2,977,438
Federal funds sold	13,064,000	7,495,000
Cash and cash equivalents	15,022,034	10,472,438
Interest bearing deposits held in other financial institutions	319,260	199,888
Debt securities available for sale	6,599,610	6,606,761
Debt securities held to maturity, at amortized cost (fair value $421,745 and $394,081)	501,490	510,276
Loans, net of allowance of $1,642,056 and $1,797,116, respectively	176,155,458	183,447,633
Interest receivable	532,670	597,768
Foreclosed assets, net	1,397,460	1,397,460
Investment in restricted stock, at cost	1,329,413	1,329,413
Cash surrender value life insurance	9,039,781	8,972,785
Premises and equipment, net	4,011,116	4,085,752
Deferred tax assets	510,585	580,340
Other assets	1,031,466	1,033,499
Total assets	216,450,343	219,234,013
Deposits
Non-interest bearing	23,148,856	25,936,461
Interest bearing	149,016,412	147,044,293
Total deposits	172,165,268	172,980,754
Federal Home Loan Bank (FHLB) advances	10,000,000	13,000,000
Other liabilities	2,697,828	1,958,475
Total liabilities	184,863,096	187,939,229
Commitments and Contingent Liabilities ( see note 14)
Stockholders' Equity
Preferred stock, $.01 par value, 5,000,000 shares authorized, none issued
Common stock, $.01 par value, 20,000,000 shares authorized, 2,135,412 and 2,140,412 shares issued and outstanding at September 30, 2024 and June 30, 2024, respectively	20,920	20,970
Additional paid-in capital	7,251,607	7,254,534
Retained earnings	25,698,588	25,523,681
Unearned ESOP shares, at cost	(742,873)	(751,613)
Accumulated other comprehensive loss	(640,995)	(752,788)
Total stockholders' equity	31,587,247	31,294,784
Total liabilities and stockholders' equity	$ 216,450,343	$ 219,234,013